Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Junior Subordinated Debentures
NOTE 13	Junior Subordinated Debentures

As of December 31, 2012, the Company sponsored, and wholly owned 100 percent of the common equity of, USB Capital IX, a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable ITS to third party investors, originally investing the proceeds in junior subordinated debt securities (“Debentures”) issued by the Company and entering into stock purchase contracts to purchase preferred stock in the future. The Company’s obligations under the transaction documents, taken together, have the effect of providing a full and unconditional guarantee by the Company, on a junior subordinated basis, of the payment obligations of the trust. During 2010, the Company exchanged depositary shares representing an ownership interest in the Company’s Series A Preferred Stock to acquire a portion of the ITS issued by USB Capital IX. This exchange allowed the Company to retire $575 million of the Debentures and cancel a pro-rata portion of stock purchase contracts. During 2011, USB Capital IX sold the remaining $676 million of Debentures to investors to generate cash proceeds to be used to purchase the Company’s Series A Preferred Stock pursuant to the stock purchase contracts. As of December 31, 2012, $676 million of the Company’s Series A Preferred Stock is the sole asset of USB Capital IX.

As of December 31, 2011, the Company sponsored, and wholly owned 100 percent of the common equity of, five unconsolidated trusts that were formed for the purpose of issuing Company-obligated mandatorily redeemable preferred securities (“Trust Preferred Securities”) to third party investors and investing the proceeds from the sale of the Trust Preferred Securities solely in Debentures issued by the Company. The Debentures held by these trusts, which totaled $2.7 billion at December 31, 2011,were the sole assets of these trusts. During 2012, the Company elected to redeem all of the outstanding Debentures and dissolved the trusts.